Schedule of property, plant and equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost	$ 7,490,797	$ 6,906,448
Beginning Balance	21,786,365	22,493,283	$ 22,493,283
Ending Balance	21,043,668	21,786,365	21,786,365	$ 22,493,283
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation	19,264,346	19,828,888
Beginning Balance	26,755,143	26,735,336	26,735,336	17,824,856
Additions	38,697	651,044	651,044	502,677
Ending Balance	26,793,840	26,755,143	26,755,143	26,735,336
Disposal		(66,695)	(66,695)	(7,051)
Lease modifications		8,230	8,230	1,296,818
Revaluation		(910,055)	(910,055)	7,065,299
Exchange difference		337,283	337,283	52,737
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	4,968,778	4,242,053	4,242,053	3,536,265
Ending Balance	5,750,172		4,968,778	4,242,053
Depreciation charge	781,394	1,501,809	1,501,809	1,661,403
Disposal		(51,713)	(51,713)	(4,045)
Revaluation		(723,371)	(723,371)	(951,570)
Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Cost
Beginning Balance	18,531,991	19,305,393	19,305,393
Ending Balance	18,072,739		18,531,991	19,305,393
Leasehold land and buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation	19,264,346	19,828,888
Beginning Balance	19,264,346	19,828,888	19,828,888	11,414,034
Additions
Ending Balance	19,264,346	19,264,346	19,264,346	19,828,888
Depreciation charge
Disposal
Lease modifications		8,230	8,230	1,296,818
Revaluation		(910,055)	(910,055)	7,065,299
Exchange difference		337,283	337,283	52,737
Leasehold land and buildings [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	732,355	523,495	523,495	348,207
Ending Balance	1,191,607		732,355	523,495
Depreciation charge	459,252	932,231	932,231	1,126,858
Disposal
Revaluation		(723,371)	(723,371)	(951,570)
Property and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	4,960,307	4,385,903
Beginning Balance	2,856,380	2,695,918	2,695,918
Ending Balance	2,644,986		2,856,380	2,695,918
Property and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation
Beginning Balance	4,960,307	4,385,903	4,385,903	3,898,326
Additions	38,570	580,125	580,125	487,577
Ending Balance	4,998,877	4,960,307	4,960,307	4,385,903
Disposal		(5,721)	(5,721)
Lease modifications
Revaluation
Exchange difference
Property and equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	2,103,927	1,689,985	1,689,985	1,315,480
Ending Balance	2,353,891		2,103,927	1,689,985
Depreciation charge	249,964	416,516	416,516	374,505
Disposal		(2,574)	(2,574)
Revaluation
Machinery [member]
IfrsStatementLineItems [Line Items]
Cost	1,213,687	1,213,687
Beginning Balance	238,885	339,421	339,421
Ending Balance	189,950		238,885	339,421
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation
Beginning Balance	1,213,687	1,213,687	1,213,687	1,213,687
Additions
Ending Balance	1,213,687	1,213,687	1,213,687	1,213,687
Disposal
Lease modifications
Revaluation
Exchange difference
Machinery [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	974,802	874,266	874,266	772,407
Ending Balance	1,023,737		974,802	874,266
Depreciation charge	48,935	100,536	100,536	101,859
Disposal
Revaluation
Renovation [member]
IfrsStatementLineItems [Line Items]
Cost	490,239	487,229
Beginning Balance	2,709	1,189	1,189
Ending Balance	2,408		2,709	1,189
Renovation [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation
Beginning Balance	490,239	487,229	487,229	487,229
Additions		3,010	3,010
Ending Balance	490,239	490,239	490,239	487,229
Disposal
Lease modifications
Revaluation
Exchange difference
Renovation [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	487,530	486,040	486,040	478,565
Ending Balance	487,831		487,530	486,040
Depreciation charge	301	1,490	1,490	7,475
Disposal
Revaluation
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Cost	694,591	692,142
Beginning Balance	151,442	146,549	146,549
Ending Balance	129,255		151,442	146,549
Motor vehicles [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation
Beginning Balance	694,591	692,142	692,142	684,093
Additions		63,423	63,423	15,100
Ending Balance	694,591	694,591	694,591	692,142
Disposal		(60,974)	(60,974)	(7,051)
Lease modifications
Revaluation
Exchange difference
Motor vehicles [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	543,149	545,593	545,593	506,219
Ending Balance	565,336		543,149	545,593
Depreciation charge	22,187	46,695	46,695	43,419
Disposal		(49,139)	(49,139)	(4,045)
Revaluation
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost	131,973	127,487
Beginning Balance	4,958	4,813	4,813
Ending Balance	4,330		4,958	4,813
Fixtures and fittings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Valuation
Beginning Balance	131,973	127,487	127,487	127,487
Additions	127	4,486	4,486
Ending Balance	132,100	131,973	131,973	127,487
Disposal
Lease modifications
Revaluation
Exchange difference
Fixtures and fittings [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	127,015	122,674	122,674	115,387
Ending Balance	127,770		127,015	122,674
Depreciation charge	$ 755	4,341	4,341	7,287
Disposal
Revaluation